SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
2023	$ 146,432
2024	4,319
Imputed interest	(1,096)
Current portion	145,476	$ 155,263
Non-current portion	4,179	110,235
Total lease liability	$ 149,655
White River Holdings Corp [Member]
2023
2024		155,263
Year two		108,116
Year three		2,119
Total lease liability		265,498
Current portion		155,263	$ 145,078
Non-current portion		110,235	$ 248,421
Total lease liability		$ 265,498